FINANCIAL INSTRUMENTS - Schedule of Net Debt to Equity Ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Disclosure of detailed information about financial instruments [abstract]
Debt	$ 170,901,205	$ 320,918,859
Cash and current investments	8,553,363	14,664,561
Net debt	162,347,842	306,254,298
Shareholders' Equity	$ 793,121,742	$ 640,707,485	$ 786,275,977	$ 957,826,395
Net debt-to-equity ratio and shareholders’ equity	0.20	0.48